LONG-TERM DEBT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Debt Disclosure [Abstract]
Interest expense on long-term debt	$ 10,042	$ 2,421	$ 13,053	$ 0